Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
Note 12. Related Party Transactions

During the year, officers, directors, principal stockholders, and their affiliates (related parties) were customers of and had transactions with the Company in the ordinary course of business. In management’s opinion, these transactions were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans to non-related customers and did not involve more than the normal risk of collectability or present other unfavorable features.

Loan activity to related parties is as follows:

(dollars in thousands)	2013	2012
Balance at beginning of year	$9,344	$11,353
Additional borrowings	1,280	1,544
Curtailments	(805)	(3,553)
Balance at end of year	$9,819	$9,344

At both December 31, 2013 and 2012, there was approximately $3.1 million in available credit that the related parties could draw upon.

Deposits from related parties held by the Company at December 31, 2013 and 2012 amounted to $6.2 million and $6.6 million, respectively.